Related Parties	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Related Parties
20	RELATED PARTIES
A related party is a person or entity that is related to the Bank:

•	has control or joint control of the Bank;

•	has significant influence over the Bank;

•	is a member of the key management personnel of the Bank or of the parent of the Bank;

•	members of the same group;

•	one entity is an associate (or an associate of a member of a group of which the other entity is a member).
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Bank, directly or indirectly. The Bank considers as key management personnel, for the purposes of IAS 24, the members of the Board of Directors and the senior management members of the Risk Management Committee, the Assets and Liabilities Committee and the Senior Credit Committee.

The amounts balances as of December 31, 2022 and 2021 and the profit or loss for the fiscal years ended December 31, 2022, 2021 and 2020, related to transactions generated with related parties are as follows:

	As of December 31, 2022
	Main subsidiaries (1)					Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU	Macro Fondos SGFCISA	Argenpay SAU	Fintech SGR
Assets
Cash and deposits in Banks	1,419								1,419
Other financial assets					3,017,035		232,533	19	3,249,587
Loans and other financing (3)
Overdraft							56,268	420,910	477,178
Credit cards							189,716	49,820	239,536
Lease								66,686	66,686
Personal loans							1,162		1,162
Mortgage loans							542,582		542,582
Other loans		2,113,373					151,849	1,400,121	3,665,343
Guarantee granted								1,540,021	1,540,021
Other non-financial assets

Total assets	1,419	2,113,373			3,017,035		1,174,110	3,477,577	9,783,514

Liabilities
Deposits	2,936,305	65,353	58,138	116	84,710	4,161,737	2,299,339	9,605,698
Liabilities at fair value through profit or loss							164,605	164,605
Other financial liabilities						51,690	12,028	63,718
Issued corporate bonds	109,275	178,907						288,182
Subordinated corporate bonds				144,549				144,549
Other non-financial liabilities							20,216	20,216

Total liabilities	3,045,580	244,260	58,138	144,665	84,710	4,213,427	2,496,188	10,286,968

Income / (loss)
Interest income		4,323					293,908	1,983,298	2,281,529
Interest expense						(22,970)	(104,453)	(69,030)	(196,453)
Commissions income		24,841	156		792	345	61	105,069	131,264
Commissions expense					(10,647)		(51)	(1,143)	(11,841)
Other operating income	5			40	1,304,736			52	1,304,833
Credit loss expense on financial assets		(374)							(374)
Administrative expense								(585,739)	(585,739)
Other operating expense		(14,511)						(70,829)	(85,340)

Total Income / (loss)	5	14,279	156	40	1,294,881	(22,625)	189,465	1,361,678	2,837,879

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2022 for Macro Securities SAU, Fintech SGR, Key management personnel and other related parties amounted to 4,528,425, 2,535,472, 1,319,372 and 16,840,167, respectively.

	As of December 31, 2021
	Main subsidiaries (1)					Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU	Macro Fondos SGFCISA	Argenpay SAU	Fintech SGR
Assets
Cash and deposits in Banks	1,603								1,603
Other financial assets					1,477,165		290,117	281,735	2,049,017
Loans and other financing (3)
Documents								55,596	55,596
Overdraft							156,620	492,704	649,324
Credit cards							139,924	105,138	245,062
Lease								55,956	55,956
Personal loans							2,776		2,776
Mortgage loans							499,837		499,837
Other loans		2,697,732					148,709	3,095,126	5,941,567
Guarantee granted								1,993,430	1,993,430
Other non-financial assets							47		47

Total assets	1,603	2,697,732			1,477,165		1,238,030	6,079,685	11,494,215

Liabilities
Deposits	8	3,097,952	318,915	133,622	60	102,927	7,197,104	3,339,357	14,189,945
Financial liabilities at fair value through profit or loss								3,169,891	3,169,891
Other financial liabilities							95,016	485,510	580,526
Subordinated corporate bonds					81,844				81,844
Other non-financial liabilities								29,963	29,963

Total liabilities	8	3,097,952	318,915	133,622	81,904	102,927	7,292,120	7,024,721	18,052,169

Income / (loss)
Interest income		6,960				317,425	2,798,993	3,123,378
Interest expense		(8,205)			(33,765)	(74,764)	(109,111)	(225,845)
Commissions income		42,841	232	56	434	37	196,373	239,973
Commissions expense				(699)		(45)	(343)	(1,087)
Net gain from measurement of financial instruments at fair value through profit or loss				45,691				45,691
Other operating income	8	6,693		13,049			62	19,812
Administrative expense							(468,070)	(468,070)
Other operating expense							(144,963)	(144,963)

Total Income / (loss)	8	48,289	232	58,097	(33,331)	242,653	2,272,941	2,588,889

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2021 for Macro Securities SAU, Fintech SGR, Key management personnel and other related parties amounted to 2,720,419, 1,477,165, 1,395,627 and 11,912,135, respectively.

	As of December 31, 2020
	Main subsidiaries (1)				Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU	Macro Fondos SGFCISA	Argenpay SAU
Income / (loss)
Interest income		138,247				177,940	1,868,020	2,184,207
Interest expense		(1,844)			(26,062)	(2,627,002)	(2,168,471)	(4,823,379)
Commissions income		31,569	903		262	456	181,078	214,268
Commissions expense						(397)	(691)	(1,088)
Net gain from measurement of financial instruments at fair value through profit or loss							52,516	52,516
Other operating income	12			3			68	83
Credit loss expense on financial assets		(20,246)						(20,246)
Administrative expense							(491,664)	(491,664)
Other operating expense							(225,696)	(225,696)

Income / (loss)	12	147,726	903	3	(25,800)	(2,449,003)	(784,840)	(3,110,999)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
Transactions generated by the Bank with its related parties for transactions arranged within the course of the usual and ordinary course of business were performed in normal market conditions, both as to interest rates and prices and as to the required guarantees.
The Bank does not have loans granted to directors and other key management personnel secured with shares.
Total remunerations received as salary and bonus by the key management personnel as of December 31, 2022, 2021 and 2020, totaled 1,057,003, 1,131,565 and 952,030, respectively.
In addition, fees received by the Directors as of December 31, 2022, 2021 and 2020 amounted to 1,802,678, 2,227,536 and 5,010,554, respectively.
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

Composition	12/31/2022	12/31/2021
Board of Directors	22	21
Senior managers of the key management personnel	12	12

Total	34	33